Other Payables and Accrued Expenses - Schedule of Other Payable and Accrued Expenses (Details) (Parenthetical)	Dec. 31, 2020 USD ($)
Other Liabilities Disclosure [Abstract]
Loss on customer bankruptcy claim	$ 89,000
Loss on return of prior year's government funding	203,000
Convertible debt instrument amount	$ 767,500